INVESTMENTS - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) investment	Dec. 31, 2023 USD ($) investment	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Net realized gains / (losses) related to sales of investments	$ (32.4)	$ 12.8	$ 120.6	$ (160.0)
Net change in unrealized gains / (losses) related to investments	227.8	$ (114.3)	(58.4)	$ 121.5
Debt securities, available-for-sale, accumulated gross unrealized gain (loss), before tax	$ 567.7		$ 567.7		$ 627.1
Galaxy Digital Holdings, LP
Debt Securities, Available-for-Sale [Line Items]
Net realized gains / (losses) related to sales of investments					(171.1)	$ 13.4	$ 42.5
Net change in unrealized gains / (losses) related to investments					429.9	84.4	(507.5)
Debt securities, available-for-sale, accumulated gross unrealized gain (loss), before tax					$ 627.1	$ 202.2	$ 111.2
Number of investments | investment					8	7
Fair value					$ 21.2	$ 67.9